ABERDEEN FUNDS

Aberdeen Emerging Markets Debt Local Currency Fund

Aberdeen Global High Yield Bond Fund

Aberdeen Ultra-Short Duration Bond Fund

Supplement to the Aberdeen Funds Statutory Prospectus and

Statement of Additional Information for Aberdeen Emerging Markets Debt Local Currency Fund, Aberdeen Global High Yield Bond Fund and Aberdeen Ultra-Short Duration Bond Fund dated October 4, 2010.

The following replaces the title and ticker symbols for the Aberdeen Emerging Markets Debt Local Currency Fund, Aberdeen Global High Yield Bond Fund and Aberdeen Ultra-Short Duration Bond Fund on the cover page of the Prospectus and Statement of Additional Information:

Aberdeen Emerging Markets Debt Local Currency Fund

Class A — ADLAX • Class C — ADLCX • Class R — AECRX • Institutional Class — AEDSX • Institutional Service Class — AEDIX

Aberdeen Global High Yield Bond Fund

Class A — AYDAX • Class C — AYDCX • Class R — AYDRX • Institutional Class — AYDSX • Institutional Service Class — AYDIX

Aberdeen Ultra-Short Duration Bond Fund

Class A — AUDAX • Class C — AUSCX • Class R — AUSRX • Institutional Class — AUDIX • Institutional Service Class — AUSIX

THIS SUPPLEMENT IS DATED NOVEMBER 29, 2010

Please keep this supplement for future reference.